DEPOSITS	12 Months Ended
Dec. 31, 2013
DEPOSITS
DEPOSITS

NOTE 5 - DEPOSITS

Certificates of deposit in denominations of $100 or more were $21,333 and $22,243 at December 31, 2013 and 2012.  Deposit accounts are summarized as follows:

	2013	2012

Passbook accounts	$63,871	$63,983
NOW and checking accounts	29,079	27,831
Money market accounts	7,189	8,114
Certificates of deposit	64,380	71,793

Total deposits	$164,519	$171,721

Scheduled maturities of time certificates at December 31, 2013 are as follows:

2014	$39,245
2015	13,792
2016	4,752
2017	4,096
2018	2,495

$64,380

Interest expense for the year ended December 31, 2013 and 2012 on deposits is summarized as follows:

	2013	2012

NOW	$1	$1
Money market	1	4
Passbook	86	103
Certificates of deposit	612	864

	$700	$972

Non-interest-bearing deposits totaled $18,936 and $17,367 at December 31, 2013 and 2012.  Deposit accounts held by directors and executive officers totaled $508 and $567 at December 31, 2013 and 2012.